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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Nigel Anderson c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2013

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2013 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 98.5%
EUROPE — 62.4%
BELGIUM — 2.2%
Anheuser-Busch InBev NV	1,742	$167,738
TOTAL BELGIUM — (Cost $126,641)		167,738

FRANCE — 13.0%
Air Liquide SA (a)	299	39,690
BNP Paribas SA	2,530	163,695
Kering	546	125,008
Safran SA (a)	3,356	197,070
Sanofi SA	1,896	202,216
Schneider Electric SA	1,887	150,145
SCOR SE	3,898	124,587
TOTAL FRANCE — (Cost $795,156)		1,002,411

GERMANY — 4.8%
Adidas AG	1,163	129,655
Daimler AG	2,379	165,271
Fresenius Medical Care AG & Co.	1,142	72,294
TOTAL GERMANY — (Cost $301,633)		367,220

ITALY — 2.9%
Eni SpA	5,985	132,251
Mediobanca SpA	14,781	90,730
TOTAL ITALY — (Cost $231,747)		222,981

NORWAY — 1.7%
DnB NOR ASA	7,960	132,581
TOTAL NORWAY — (Cost $88,669)		132,581

SPAIN — 1.3%
Inditex SA	729	97,177
TOTAL SPAIN — (Cost $98,832)		97,177

SWEDEN — 1.1%
Modern Times Group AB, B Shares (a)	1,742	81,726
TOTAL SWEDEN — (Cost $71,305)		81,726

SWITZERLAND — 13.4%
Cie Financiere Richemont SA	1,413	138,330
Credit Suisse Group AG, 144A*	4,884	143,493
Nestle SA, 144A	3,371	228,388
Novartis AG, 144A	2,550	183,511
Roche Holding AG	793	195,369
Syngenta AG, 144A	349	138,514
TOTAL SWITZERLAND — (Cost $861,304)		1,027,605

See Notes to Schedule of Investments.

1

	Shares	Value
COMMON STOCKS† — Continued
EUROPE — Continued
UNITED KINGDOM — 22.0%
BG Group PLC	9,924	$179,125
British American Tobacco PLC	2,922	155,845
British Sky Broadcasting Group PLC	9,219	116,122
HSBC Holdings PLC	24,823	282,396
Inmarsat PLC	11,888	123,608
Johnson Matthey PLC	3,256	140,423
Persimmon PLC	6,582	123,759
Prudential PLC	8,890	157,824
Rio Tinto PLC	3,357	150,907
Royal Dutch Shell, B Shares	4,629	163,336
Serco Group PLC	10,546	100,590
TOTAL UNITED KINGDOM — (Cost $1,444,896)		1,693,935
TOTAL EUROPE — (Cost $4,020,183)		4,793,374

JAPAN — 20.8%
Astellas Pharma, Inc.	2,000	107,241
Denso, Corp.	2,800	127,546
Hitachi Ltd.	26,000	174,732
Japan Tobacco, Inc.	3,900	136,426
Lawson, Inc. (a)	1,400	109,815
Mitsubishi Estate Co., Ltd.	4,000	101,767
Mitsubishi UFJ Financial Group, Inc.	30,300	185,990
Nabtesco Corp.	5,100	107,042
Nissan Motor Co., Ltd.	12,600	132,164
Nitto Denko Corp.	1,500	84,721
ORIX Corp.	8,600	127,801
Sekisui House Ltd. (a)	6,000	77,643
Shin-Etsu Chemical Co., Ltd.	2,000	125,013
TOTAL JAPAN — (Cost $1,382,086)		1,597,901

LATIN AMERICA — 1.0%
MEXICO — 1.0%
Grupo Financiero Banorte SAB de CV, Series O	12,700	80,111
TOTAL MEXICO — (Cost $55,629)		80,111
TOTAL LATIN AMERICA — (Cost $55,629)		80,111

MIDDLE EAST — 1.7%
ISRAEL — 1.7%
Check Point Software Technologies Ltd. * (a)	2,300	129,513
TOTAL ISRAEL — (Cost $120,280)		129,513
TOTAL MIDDLE EAST — (Cost $120,280)		129,513

See Notes to Schedule of Investments.

2

	Shares	Value
COMMON STOCKS† — Continued
PACIFIC BASIN — 12.6%
AUSTRALIA — 3.3%
Aurizon Holdings Ltd.	22,994	$93,834
Macquarie Group Ltd.	4,049	159,735
TOTAL AUSTRALIA — (Cost $206,728)		253,569

HONG KONG — 4.5%
AIA Group Ltd.	31,600	149,737
China Merchants Holdings International Co., Ltd.	36,000	112,564
SJM Holdings Ltd.	35,000	88,091
TOTAL HONG KONG — (Cost $272,501)		350,392

SINGAPORE — 1.6%
Oversea-Chinese Banking Corp., Ltd.	15,000	124,641
TOTAL SINGAPORE — (Cost $112,976)		124,641

SOUTH KOREA — 1.0%
Samsung Electronics Co., Ltd., GDR 144A	131	75,063
TOTAL SOUTH KOREA — (Cost $53,425)		75,063

TAIWAN — 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	5,300	89,994
TOTAL TAIWAN — (Cost $79,561)		89,994

THAILAND — 1.0%
Bangkok Bank Public Co., Ltd.	11,200	74,786
TOTAL THAILAND — (Cost $47,127)		74,786
TOTAL PACIFIC BASIN — (Cost $772,318)		968,445
TOTAL COMMON STOCKS — (Cost $6,350,496)		7,569,344

COLLATERAL FOR SECURITIES ON LOAN — 5.2%
State Street Navigator Securities Lending Prime Portfolio, 0.17%	398,012	398,012
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $398,012)		398,012

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
State Street Bank & Trust Co. Euro Time Deposit, 0.01%, 08/01/2013	$82,000	82,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $82,000)		82,000
TOTAL INVESTMENTS— (Cost $6,830,508) (b) — 104.8%		8,049,356
OTHER ASSETS LESS LIABILITIES — (4.8)%		(369,034)
NET ASSETS — 100.0%		$7,680,322

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments:

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Aerospace & Defense 2.6%, Apparel 2.9%, Auto Manufacturers 3.9%, Auto Parts & Equipment 1.7%, Banks 14.8%, Beverages 2.2%, Chemicals 6.9%, Commercial Services 1.3%, Diversified 1.9%, Diversified Financial Services 3.7%, Electrical Component & Equipment 4.2%, Food 3.0%, Healthcare - Services 0.9%, Holding Companies - Diversified 1.5%, Home Builders 2.6%, Insurance 5.6%, Lodging 1.1%, Machinery - Diversified 1.4%, Media 2.6%, Mining 2.0%, Oil & Gas 6.2%, Pharmaceuticals 9.0%, Real Estate 1.3%, Retail 4.8%, Semiconductors 2.1%, Software 1.7%, Telecommunications 1.6%, Tobacco 3.8%, and Transportation 1.2%.

*	Non-income producing security.
(a)	A portion of this security was held on loan. As of July 31, 2013, the market value of the securities loaned was $605,554.
(b)

At July 31, 2013, the cost of investment securities for tax purposes was $6,830,508. Net unrealized appreciation of investment securities for tax purposes was $1,218,848, consisting of unrealized gains of $1,324,833 on securities that had risen in value since their purchase and $105,985 in unrealized losses on securities that had fallen in value since their purchase.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2013, these securities amounted to 10.0% of net assets.

See Notes to Schedule of Investments.

4

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2013 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 92.3%
AFRICA — 6.0%
SOUTH AFRICA — 6.0%
Aspen Pharmacare Holdings Ltd.*	56,138	$1,245,500
MTN Group Ltd.	58,502	1,098,525
TOTAL SOUTH AFRICA — (Cost $1,214,594)		2,344,025
TOTAL AFRICA — (Cost $1,214,594)		2,344,025

EUROPE — 11.8%
RUSSIA — 10.6%
LUKOIL, ADR	13,698	814,483
LUKOIL, ADR, (London Intl.)	981	57,879
Magnit OJSC, GDR 144A	24,200	1,393,920
Mail.ru Group Ltd., GDR 144A	7,541	240,935
Mail.ru Group Ltd., GDR 144A	6,851	218,889
Novolipetsk Steel, GDR 144A	28,200	410,028
Sberbank of Russia, ADR	83,657	964,565
TOTAL RUSSIA — (Cost $3,919,552)		4,100,699

TURKEY — 1.2%
Turkcell Iletisim Hizmetleri AS*	49,287	287,685
Turkiye Garanti Bankasi AS	48,751	190,879
TOTAL TURKEY — (Cost $479,312)		478,564
TOTAL EUROPE — (Cost $4,398,864)		4,579,263

LATIN AMERICA — 18.4%
BRAZIL — 3.2%
Cia Hering	29,300	393,004
Localiza Rent a Car SA	44,930	640,071
PDG Realty SA Empreendimentos e Participacoes*	278,500	224,621
TOTAL BRAZIL — (Cost $1,451,882)		1,257,696

CHILE — 1.2%
Banco Santander Chile, ADR	20,564	463,924
TOTAL CHILE — (Cost $545,167)		463,924

COLUMBIA — 2.2%
Pacific Rubiales Energy Corp.	44,100	857,440
TOTAL COLUMBIA — (Cost $1,055,187)		857,440

MEXICO — 9.5%
America Movil SAB de CV, Series L (a)	934,600	981,229
Controladora Comercial Mexicana SAB de CV	205,100	870,323
Grupo Financiero Banorte SAB de CV, Series O	149,200	941,148
Mexichem SAB de CV (a)	195,831	910,717
TOTAL MEXICO — (Cost $2,891,795)		3,703,417

See Notes to Schedule of Investments.

1

	Shares	Value
COMMON STOCKS† — Continued
LATIN AMERICA — Continued
PERU — 2.3%
Credicorp Ltd. (a)	7,424	$881,897
TOTAL PERU — (Cost $665,116)		881,897
TOTAL LATIN AMERICA — (Cost $6,609,147)		7,164,374

OTHER AREAS — 6.8%
INDIA — 5.1%
Infrastructure Development Finance Co., Ltd.	322,899	576,444
ITC Ltd.	95,783	538,735
Maruti Suzuki India Ltd.	39,928	870,070
TOTAL INDIA — (Cost $2,633,680)		1,985,249

UNITED STATES — 1.7%
Cognizant Technology Solutions Corp.*	9,000	651,510
TOTAL UNITED STATES — (Cost $705,162)		651,510
TOTAL OTHER AREAS — (Cost $3,338,842)		2,636,759

PACIFIC BASIN — 49.3%
CHINA — 11.8%
China Taiping Insurance Holdings Co., Ltd.*	368,400	509,212
CNOOC Ltd.	761,000	1,371,755
Industrial and Commercial Bank of China Ltd., H Shares	2,411,310	1,585,652
Lenovo Group Ltd.	1,226,000	1,117,621
TOTAL CHINA — (Cost $3,959,735)		4,584,240

HONG KONG — 2.0%
SJM Holdings Ltd.	308,000	775,202
TOTAL HONG KONG — (Cost $422,600)		775,202

INDONESIA — 2.5%
Bank Mandiri Persero Tbk PT	629,000	544,695
Tower Bersama Infrastructure Tbk PT*	813,000	450,897
TOTAL INDONESIA — (Cost $870,485)		995,592

MALAYSIA — 6.5%
Axiata Group Berhad	356,122	745,397
CIMB Group Holdings Berhad	317,986	771,439
Genting Malaysia Berhad	786,400	1,008,454
TOTAL MALAYSIA — (Cost $1,694,983)		2,525,290

SOUTH KOREA — 14.9%
Hyundai Mobis	4,828	1,177,535
Korean Reinsurance Co.	92,039	909,391
LG Chem Ltd.	3,193	801,501

See Notes to Schedule of Investments.

2

	Shares	Value
COMMON STOCKS† — Continued
PACIFIC BASIN — Continued
SOUTH KOREA — Continued
Samsung Electronics Co., Ltd.	2,571	$2,929,328
TOTAL SOUTH KOREA — (Cost $4,528,351)		5,817,755

TAIWAN — 9.2%
Chinatrust Financial Holding Co., Ltd.	1,350,231	891,554
Simplo Technology Co., Ltd.	101,200	445,480
Taiwan Semiconductor Manufacturing Co., Ltd.	658,822	2,251,989
TOTAL TAIWAN — (Cost $2,469,255)		3,589,023

THAILAND — 2.4%
Kasikornbank PCL	103,400	617,757
Shin Corp. PCL, NVDR	108,900	302,694
TOTAL THAILAND — (Cost $589,972)		920,451
TOTAL PACIFIC BASIN — (Cost $14,535,381)		19,207,553
TOTAL COMMON STOCKS — (Cost $30,096,828)		35,931,974

PREFERRED STOCKS — 5.7%
LATIN AMERICA — 5.7%
BRAZIL — 5.7%
AES Tiete SA	45,012	444,921
Itau Unibanco Holding SA	69,820	891,821
Vale SA	71,977	888,137
TOTAL BRAZIL — (Cost $2,699,894)		2,224,879
TOTAL LATIN AMERICA — (Cost $2,699,894)		2,224,879
TOTAL PREFERRED STOCKS — (Cost $2,699,894)		2,224,879

COLLATERAL FOR SECURITIES ON LOAN — 6.3%
State Street Navigator Securities Lending Prime Portfolio, 0.17%	2,466,353	2,466,353
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $2,466,353)		2,466,353

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
State Street Bank & Trust Co. Euro Time Deposit, 0.01%, 08/01/2013	$910,000	910,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $910,000)		910,000
TOTAL INVESTMENTS — (Cost $36,173,075) (b) — 106.7%		41,533,206
OTHER ASSETS LESS LIABILITIES — (6.7)%		(2,614,582)
NET ASSETS — 100.0%		$38,918,624

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments:

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Manufacturers 2.2%, Auto Parts & Equipment 3.0%, Banks 20.2%, Chemicals 4.4%, Commercial Services 1.6%, Computers 4.6%, Diversified Financial Services 3.8%, Electric 1.1%, Electrical Component & Equipment 1.1%, Food 3.6%, Healthcare - Products 3.2%, Insurance 3.7%, Iron/steel 3.3%, Lodging 4.6%, Media 1.2%, Oil & Gas 8.0%, Real Estate 0.6%, Retail 2.2%, Semiconductors 13.3%, Telecommunications 9.9%, Textiles 1.0%, and Tobacco 1.4%.

*	Non-income producing security.
(a)	A portion of this security was held on loan. As of July 31, 2013, the market value of the securities loaned was $2,404,157.
(b)

At July 31, 2013, the cost of investment securities for tax purposes was $36,173,075. Net unrealized appreciation of investment securities for tax purposes was $5,360,131, consisting of unrealized gains of $8,547,051 on securities that had risen in value since their purchase and $3,186,920 in unrealized losses on securities that had fallen in value since their purchase.

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non Voting Depositary Receipts
144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2013, these securities amounted to 5.8% of net assets.

See Notes to Schedule of Investments.

4

MARTIN CURRIE BUSINESS TRUST

NOTES TO SCHEDULE OF INVESTMENTS

1.  Additional Information Regarding Valuation and Investments

Valuation of Investments - Equity securities listed on an established securities exchange normally are valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last bid and asked price, except that short-term securities and debt obligations with sixty (60) days or less remaining until maturity may be valued at their amortized cost. Other securities for which current market quotations are not readily available (including certain restricted securities, if any) and all other assets are recorded at fair value as determined in good faith by or in accordance with valuation procedures approved by the Trustees of the Trust (the “Trustees”), although the actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events will not be reflected in the computation of a Fund’s net asset value. If events materially affecting the value of any Fund’s portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith in accordance with valuation procedures approved by the Trustees, which may include the use of a third party valuation service. During the period covered by this report, certain foreign securities held by the Funds were subject to Fair value pricing adjustments made at the direction of third-party pricing vendors approved by the Board. Fair value pricing involves subjective judgments, and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities, which generally represent a transfer from a Level 1 to a Level 2 security (as such classifications are described in more detail below), will be classified as a Level 2 security. If fair value pricing adjustments are not made, these securities will be classified as Level 1. As of July 31, 2013, the Fund held no securities that had been fair valued by the Trust’s Valuation Committee in accordance with the Trust’s Valuation Procedures other than those valued by the third-party pricing service.

Fair Value Measurement - The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).

•  Level 1 - Valuations based on quoted prices for identical securities in active markets.

•  Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•  Level 3 - Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used as of July 31, 2013 in valuing each Fund’s investments at fair value:

Fund	Level 1	Level 2	Level 3	Total
MCBT Opportunistic EAFE Fund
Common Stocks	$7,569,344	$—	$—	$7,569,344
Collateral for Securities on Loan	398,012	—	—	398,012
Short-Term Investments	—	82,000	—	82,000
Total Investments	$7,967,356	$82,000	$—	$8,049,356
MCBT Global Emerging Markets Fund
Common Stocks	$35,931,974	$—	$—	$35,931,974
Preferred Stocks	2,224,879	—	—	2,224,879
Collateral for Securities on Loan	2,466,353	—	—	2,466,353
Short-Term Investments	—	910,000	—	910,000
Total Investments	$40,623,206	$910,000	$—	$41,533,206

There were no transfers into and out of Levels 1, 2, and 3 during the period ended July 31, 2013.

In May 2011, FASB issued Accounting Standards Update (“ASU”) 2011-04. The amendments in this update are the results of the work of FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Consequently, these amendments improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date: September 20, 2013	By:	/s/ Jamie Skinner
	Name:	Jamie Skinner
	Title:	President

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 20, 2013	By:	/s/ Jamie Skinner
	Name:	Jamie Skinner
	Title:	President

Date: September 20, 2013	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.